Income Taxes - Schedule of Federal Income Tax Rates (Detail)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Effective income tax rate reconciliation including discontinued operations percent	39.20%	(17.90%)	33.40%	10.20%